UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                             OPPENHEIMER VALUE FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004/Unaudited
-------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Common Stocks--98.9%
--------------------------------------------------------------------------------------------------------
Consumer Discretionary--12.0%
--------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.1%
McDonald's Corp.                                                             559,300       $ 15,380,750
--------------------------------------------------------------------------------------------------------
Media--8.9%
Liberty Media Corp., Cl. A                                                 2,008,800         17,034,624
--------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1                                142,740          4,450,633
--------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR                                           9,700            328,830
--------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference                              15,700            498,789
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                             3,549,692         22,505,047
                                                                                           -------------
                                                                                             44,817,923
--------------------------------------------------------------------------------------------------------
Consumer Staples--4.9%
--------------------------------------------------------------------------------------------------------
Food & Staples Retailing--1.0%
Costco Wholesale Corp.                                                       121,400          4,936,124
--------------------------------------------------------------------------------------------------------
Tobacco--3.9%
Altria Group, Inc.                                                           414,500         19,730,200
--------------------------------------------------------------------------------------------------------
Energy--9.1%
--------------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.1%
Halliburton Co.                                                              166,100          5,273,675
--------------------------------------------------------------------------------------------------------
Oil & Gas--8.0%
BP plc, ADR                                                                  485,200         27,345,872
--------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                           73,900          4,434,739
--------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                         78,700          8,482,286
                                                                                           -------------
                                                                                             40,262,897
--------------------------------------------------------------------------------------------------------
Financials--23.3%
--------------------------------------------------------------------------------------------------------
Commercial Banks--7.9%
Bank of America Corp.                                                        293,489         24,949,500
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            256,700         14,737,147
                                                                                           -------------
                                                                                             39,686,647
--------------------------------------------------------------------------------------------------------
Diversified Financial Services--7.9%
Citigroup, Inc.                                                              340,266         15,002,328
--------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     154,200          7,440,150
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     81,200          4,037,264
--------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               268,300         13,235,239
                                                                                           -------------
                                                                                             39,714,981
--------------------------------------------------------------------------------------------------------
Insurance--6.0%

Genworth Financial, Inc., Cl. A 1                                            130,200          2,960,748
--------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                          160,200          4,458,366
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   382,400         17,804,544
--------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                          305,500          4,872,725
                                                                                           -------------
                                                                                             30,096,383
--------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.5%
Fannie Mae                                                                    34,000          2,412,640
--------------------------------------------------------------------------------------------------------
Freddie Mac                                                                   73,800          4,746,078
                                                                                           -------------
                                                                                              7,158,718
--------------------------------------------------------------------------------------------------------
Health Care--3.0%
--------------------------------------------------------------------------------------------------------
Biotechnology--3.0%
MedImmune, Inc. 1                                                            438,200         10,096,128
--------------------------------------------------------------------------------------------------------
Wyeth                                                                        144,700          5,122,380
                                                                                           -------------
                                                                                             15,218,508
--------------------------------------------------------------------------------------------------------
Industrials--19.4%
--------------------------------------------------------------------------------------------------------
Aerospace & Defense--8.0%
Boeing Co.                                                                   115,300          5,851,475
--------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                    267,000          7,636,200
--------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 800,900         26,870,195
                                                                                           -------------
                                                                                             40,357,870
--------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--3.3%
Cendant Corp.                                                                712,800         16,308,864
--------------------------------------------------------------------------------------------------------
Industrial Conglomerates--8.1%
General Electric Co.                                                         670,000         22,277,500
--------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      589,600         18,277,600
                                                                                           -------------
                                                                                             40,555,100
--------------------------------------------------------------------------------------------------------
Information Technology--13.2%
--------------------------------------------------------------------------------------------------------
Computers & Peripherals--5.9%
Hewlett-Packard Co.                                                          249,300          5,023,395
--------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        281,400         24,501,498
                                                                                           -------------
                                                                                             29,524,893
--------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--3.1%
Freescale Semiconductor, Inc., Cl. A 1                                     1,093,300         15,360,865
--------------------------------------------------------------------------------------------------------
Software--4.2%
Compuware Corp. 1                                                            487,100          2,406,274
--------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                        602,000         18,854,640
                                                                                           -------------
                                                                                             21,260,914
--------------------------------------------------------------------------------------------------------
Materials--3.2%
--------------------------------------------------------------------------------------------------------
Chemicals--2.6%
Dow Chemical Co.                                                              59,200          2,361,488
--------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                266,700         10,521,315
                                                                                           -------------
                                                                                             12,882,803
--------------------------------------------------------------------------------------------------------
Metals & Mining--0.6%
Inco Ltd. 1                                                                   99,700          3,326,989
--------------------------------------------------------------------------------------------------------
Telecommunication Services--6.1%
--------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--5.4%
IDT Corp., Cl. B 1                                                           867,713         13,666,480
--------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                     313,800          7,951,692
--------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 139,900          5,391,746
                                                                                        ----------------
                                                                                             27,009,918
--------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.7%
Vodafone Group plc, Sponsored ADR                                            173,900          3,778,847
--------------------------------------------------------------------------------------------------------
Utilities--4.7%
--------------------------------------------------------------------------------------------------------
Electric Utilities--3.6%
AES Corp. (The) 1                                                          1,204,600         11,624,390
--------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                 224,500          6,407,230
                                                                                        ----------------
                                                                                             18,031,620
--------------------------------------------------------------------------------------------------------
Gas Utilities--1.1%
Sempra Energy                                                                146,500          5,237,376
                                                                                           -------------
Total Common Stocks (Cost $451,366,076)                                                     495,912,865

                                                                               Units
--------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Liberty Media International, Inc., A Shares Rts., Exp. 8/23/04 1
(Cost $0)                                                                     28,548            171,573

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--1.1%
Undivided interest of 6.84% in joint repurchase agreement (Principal
Amount/Value $79,582,000, with a maturity value of $79,590,555) with Zions
Bank/Capital Markets Group, 1.29%, dated 7/30/04, to be repurchased at
$5,445,585 on 8/2/04, collateralized by U.S. Treasury Bills,
9/9/04--1/13/05, with a value of $81,222,748 (Cost $5,445,000)            $5,445,000          5,445,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $456,811,076)                                100.0%       501,529,438
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            0.0           (100,214)
                                                                          ------------------------------
Net Assets                                                                     100.0%      $501,429,224
                                                                          ==============================

Footnote to Statement of Investments
1. Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)